AQR LSE Fusion Fund Investment Strategy - AQR LSE Fusion Fund	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	The Fund seeks to provide investors with two different sources of return: 1) strategic exposure to equity markets (the “Strategic Equity Portfolio”), and 2) the potential gains from a long-short equity portfolio that is designed to be market or beta neutral (the “Market Neutral Portfolio”).Strategic Equity PortfolioWithin the Strategic Equity Portfolio, the Adviser, on average, intends to target a portfolio beta of approximately 1.0 to the U.S. equity markets over a normal business cycle. “Beta” refers to an investment’s sensitivity to a securities market. Achieving a portfolio beta of approximately 1.0 would result, over a normal business cycle, in returns that are highly correlated to the returns of equity markets in which the portfolio invests. The Adviser intends to implement this exposure through investments in futures contracts, futures-related instruments, equities and equity-related instruments.Market Neutral PortfolioThe Market Neutral Portfolio seeks to deliver returns by taking long and short positions in equity instruments and equity related and/or derivative instruments. Equity instruments include common stock, preferred stock, depositary receipts and shares or interests in real estate investment trusts (“REITs”) or REIT-like entities (“Equity Instruments”). Equity related and/or derivative instruments are investments that provide exposure to the performance of equity instruments, including equity swaps (both single-name and index swaps), equity index futures and exchange-traded funds and similar pooled investment vehicles (collectively, “Equity Derivative Instruments” and together with Equity Instruments, “Instruments”).Positions in the Market Neutral Portfolio are chosen such that the portfolio is designed to be market- or beta-neutral, which means that the portfolio seeks to achieve returns that are not closely correlated with the returns of the equity markets in which the portfolio invests. Accordingly, within the Market Neutral Portfolio, the Adviser, on average, intends to target a portfolio beta of zero to equity markets in which the portfolio invests over a normal business cycle. Achieving zero portfolio beta would result in returns with no correlation to the returns of equity markets in which the portfolio invests over a normal business cycle.In managing the Market Neutral Portfolio, the Adviser takes long positions in those Instruments that, based on proprietary quantitative models, the Adviser forecasts to be undervalued and likely to increase in price, and takes short positions in those Instruments that the Adviser forecasts to be overvalued and likely to decrease in price.The Market Neutral Portfolio may invest in or have exposure to companies of any size. The portfolio has no geographic limits on where it may invest. The portfolio does not limit its investments to any one country and may invest in any one country without limit.With respect to the Market Neutral Portfolio, the Adviser employs a model which aggregates many measures, or signals, that are used to determine a stock’s relative attractiveness, utilizing a wide variety of traditional and non-traditional, public and proprietary data sources. The model uses several hundred signals over multiple time horizons to generate forecasts of individual stock price movements, changes in company fundamentals, and stock price risk. The Adviser deploys insights from academic research as well as proprietary signals, which the Adviser’s research shows are not widely known and/or are difficult to exploit using commonly deployed investment approaches. Signals are selected based on their economic intuition, historical efficacy in forecasting returns, statistical and economic significance, and effectiveness across equity universes and market environments. Signals can be further grouped into broader signal categories. The below categories describe the information the Adviser may utilize in the investment process of the Fund. •Mispricing indicators identify investments that appear cheap relative to fair value based on fundamental measures. •Price and Fundamental Trends (i.e., momentum) indicators analyze the evolution of a company across varying dimensions, including changes in prices and fundamentals, and anticipated changes in fundamentals. •Fundamentals indicators identify companies with stable businesses, sound accounting practices, financial strength, and overall operational efficiency. •Market Participant indicators extract information from the actions of market participants, such as holdings and flow information, as well as pricing and other data from non-stock markets. •Management Behavior indicators identify companies whose management is acting in shareholder-friendly ways, including through high-quality executives and director and officer investment.•In addition to these signal categories, the Adviser may use a number of additional indicators based on the Adviser’s proprietary research. The Adviser may add or modify the economic indicators employed in selecting portfolio holdings from time to time.Applying these indicators, the Adviser takes long or short positions in sectors, industries and companies that it believes are attractive or unattractive.Additional Information Regarding the Fund’s Principal Investment StrategiesWith respect to the Fund’s Market Neutral Portfolio, the Adviser, on average, will typically target an annualized volatility level of between 5% and 9%. Volatility is a statistical measurement of the dispersion of returns of a security or fund or index, as measured by the annualized standard deviation of its returns. With respect to the Fund’s Strategic Equity Portfolio, the Fund’s volatility from this exposure will be a function and outcome of prevailing market conditions. Hence, total actual or realized volatility experienced by the Fund can and will differ materially from the target volatility described above over longer or shorter periods depending on market conditions. Higher volatility generally indicates higher risk.The Fund may, but is not required to, hedge exposure to foreign currencies using foreign currency forwards or futures.The Fund, when taking a long equity position, will purchase a security that will benefit from an increase in the price of that security. When taking a short equity position, the Fund borrows the security from a third party and sells it at the then current market price. A short equity position will benefit from a decrease in price of the security and will lose value if the price of the security increases. Similarly, the Fund also takes long and short positions in Equity Derivative Instruments. A long position in an Equity Derivative Instrument will benefit from an increase in the price of the underlying instrument. A short position in an Equity Derivative Instrument will benefit from a decrease in the price of the underlying instrument and will lose value if the price of the underlying instrument increases. Simultaneously engaging in long investing and short selling is designed to reduce the net exposure of the overall portfolio to general market movements.The Fund uses Equity Derivative Instruments and foreign currency forwards as a substitute for investing in conventional securities and for investment purposes to increase its economic exposure to a particular security, index or currency in a cost-effective manner. At times, the Fund may gain all equity or currency exposure through the use of Equity Derivative Instruments and currency derivative instruments, and may invest in such instruments without limitation. The Fund’s use of Equity Derivative Instruments and currency derivative instruments will have the economic effect of financial leverage. Financial leverage magnifies exposure to the swings in prices of an asset underlying an Equity Derivative Instrument or currency derivative instrument and results in increased volatility, which means the Fund will have the potential for greater gains, as well as the potential for greater losses, than if the Fund did not use Equity Derivative Instruments and currency derivative instruments that have a leveraging effect. For example, if the Adviser seeks to gain enhanced exposure to a specific asset through an Equity Derivative Instrument providing leveraged exposure to the asset and that Equity Derivative Instrument increases in value, the gain to the Fund will be magnified. If that investment decreases in value, however, the loss to the Fund will be magnified. A decline in the Fund’s assets due to losses magnified by the Equity Derivative Instruments providing leveraged exposure may require the Fund to liquidate portfolio positions to satisfy its obligations or to meet redemption requests when it may not be advantageous to do so. There is no assurance that the Fund’s use of Equity Derivative Instruments providing enhanced exposure will enable the Fund to achieve its investment objective.The Adviser takes into account the potential U.S. federal income tax impact on the shareholders' after-tax investment return of certain trading decisions, including but not limited to, selling or closing out of Instruments to realize losses, or refraining from selling or closing out of Instruments to avoid currently realizing gains, when determined by the Adviser to be appropriate. The Adviser will also take into consideration various tax rules pertaining to holding periods, wash sales, constructive sales and straddles.A significant portion of the Fund's assets may be held in cash or cash equivalent investments, with one year or less to maturity, including, but not limited to, money market instruments and U.S. Government securities (collectively, “Cash Equivalents”). The cash or Cash Equivalent holdings earn income for the Fund and can be held as unencumbered assets of the Fund or serve as collateral for the positions that the Fund takes on.When taking into account derivative instruments and instruments with a maturity of one year or less at the time of acquisition, the Market Neutral Portfolio is expected to have annual turnover of approximately 350% to 750%, although actual portfolio turnover may be higher or lower and will be affected by market conditions. This estimated annual portfolio turnover rate is based on the expected regular turnover resulting from the Fund’s implementation of its investment strategy, and does not take into account turnover that may occur as a result of purchases and redemptions into and out of the Fund’s portfolio. A higher portfolio turnover rate results in correspondingly greater brokerage commissions and other transactional expenses, which are borne by the Fund and may negatively affect the Fund’s performance, and may have adverse tax consequences.